Prepayments and other assets - Schedule of Prepayments and Other Assets (Parenthetical) (Details) - Employees [Member]	12 Months Ended
Dec. 31, 2021
Minimum
Term of interest-free loans to employees	5 years
Maximum [Member]
Term of interest-free loans to employees	10 years